Secured Loans and Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2013
Long-Term Debt [Abstract]
Loans And Credit Facilities Amounts Outstanding
	2012	2013
(a)Commerzbank AG	$50,550,000	$47,550,000
(b)Unicredit Bank AG	25,587,000	22,587,000
(c)Bank of Scotland Plc	36,616,864	33,616,864
(d)Bank of Ireland	14,800,000	13,400,000
(e)HSH Nordbank AG	22,125,000	20,625,000
(f)HSBC Bank Plc	18,400,000	16,800,000
(g)Nordea Bank Finland Plc	27,463,312	25,536,062
Total	$195,542,176	$180,114,926

Schedule of Debt
Disclosed as follows in the Consolidated Balance Sheets
Current portion of long-term debt	$14,427,250	$17,257,750
Long-term debt	181,114,926	162,857,176
Total	$195,542,176	$180,114,926

Minimum Annual Principal Payments
To December 31,
2014	$17,257,750
2015	50,266,114
2016	30,036,750
2017	57,529,312
2018	16,225,000
Thereafter	8,800,000
Total	$180,114,926